BACKGROUND AND CRITICAL ACCOUNTING POLICIES - New accounting pronouncements (Details)	Dec. 31, 2017
BACKGROUND AND CRITICAL AND OTHER SIGNIFICANT ACCOUNTING POLICIES
Percentage of the Group's investments valued at FVTPL	82.00%